Consolidated Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Total assets for reportable segments				$ 2,974,056					$ 2,963,130		$ 3,000,389
Cash and cash equivalents	249,531		331,311	125,440		199,397		151,883	175,012		66,118		22,782
Short term investments	0			999					20,254		0
Other assets	112,583			120,906					106,045		91,020
Total Assets	3,666,716			3,221,401					3,264,441		3,157,527
Reportable Segment [Member]
Assets
Total assets for reportable segments	3,304,602			2,974,056	[1]				2,963,130	[1]	3,000,389	[1]
Total Assets	$ 3,304,602	[1]				$ 2,919,752	[1]

[1]	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties